Loans Receivable - Company Loan Receivable (Details) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2018 USD ($) securitization_trust	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance			$ 2,648,641	$ 4,501,834
Carrying Value			1,659,217	3,223,762
Allowance for loan losses		$ (36,357)	(32,940)	(52,709)	$ (53,980)	$ (67,980)	$ (37,571)
Number of securitization trusts | securitization_trust	3
Number of securitization trusts held | securitization_trust	3
Carrying Value
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance		2,566,498	2,648,641	4,429,323
Loans receivable, net		1,596,673	1,659,217	3,178,339
Carrying Value | Non-PCI Loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance		1,269,402	1,316,929	2,533,177
Carrying Value		1,292,002	1,336,840	2,541,852
Carrying Value | PCI Loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance		1,297,096	1,331,712	1,896,146
Carrying Value		341,028	355,317	689,196
Allowance for loan losses		(36,357)	(32,940)	(52,709)
Carrying Value | PCI Loans | Mortgage loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance		1,289,671	1,324,287	1,865,423
Carrying Value		337,357	351,646	682,125
Carrying Value | PCI Loans | Securitized loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance			0	23,298
Carrying Value				3,400
Carrying Value | PCI Loans | Mezzanine loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance		7,425	7,425	7,425
Carrying Value		3,671	3,671	3,671
Carrying Value | Fixed Rate Residential Mortgage | Non-PCI Loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance		1,058,190	1,110,507	1,622,869
Carrying Value		1,080,787	1,129,712	1,622,171
Carrying Value | Fixed Rate Residential Mortgage | Non-PCI Loans | Mortgage loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance		573,062	643,973	1,081,030
Carrying Value		$ 599,479	$ 667,590	$ 1,082,513
Weighted average coupon rate of loans		10.50%	10.70%	9.10%
Loans weighted average maturity in years		2 years	2 years 2 months 12 days	2 years 9 months 18 days
Carrying Value | Fixed Rate Residential Mortgage | Non-PCI Loans | Securitized loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance			$ 0	$ 35,566
Carrying Value			$ 0	$ 36,603
Weighted average coupon rate of loans			0.00%	5.90%
Loans weighted average maturity in years				16 years 9 months 18 days
Carrying Value | Fixed Rate Residential Mortgage | Non-PCI Loans | Mezzanine loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance		$ 377,336	$ 357,590	$ 459,433
Carrying Value		$ 374,650	$ 354,326	$ 456,463
Weighted average coupon rate of loans		12.50%	12.50%	12.20%
Loans weighted average maturity in years		1 year 2 months 12 days	1 year 6 months	2 years 3 months 18 days
Carrying Value | Fixed Rate Residential Mortgage | Non-PCI Loans | Corporate loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance		$ 107,792	$ 108,944	$ 46,840
Carrying Value		$ 106,658	$ 107,796	$ 46,592
Weighted average coupon rate of loans		12.30%	12.30%	9.90%
Loans weighted average maturity in years		5 years 8 months 12 days	5 years 9 months 18 days	10 years
Carrying Value | Adjustable Rate Residential Mortgage | Non-PCI Loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance		$ 211,212	$ 206,422	$ 910,308
Carrying Value		211,215	207,128	919,681
Carrying Value | Adjustable Rate Residential Mortgage | Non-PCI Loans | Mortgage loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance		175,313	178,650	414,428
Carrying Value		$ 175,650	$ 179,711	$ 423,199
Weighted average coupon rate of loans		4.40%	4.30%	6.00%
Loans weighted average maturity in years		4 months 24 days	1 month 6 days	1 year 8 months 12 days
Carrying Value | Adjustable Rate Residential Mortgage | Non-PCI Loans | Securitized loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance			$ 0	$ 461,489
Carrying Value			$ 0	$ 462,203
Weighted average coupon rate of loans			0.00%	6.40%
Loans weighted average maturity in years				3 years 6 months
Carrying Value | Adjustable Rate Residential Mortgage | Non-PCI Loans | Mezzanine loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance		$ 35,899	$ 27,772	$ 34,391
Carrying Value		$ 35,565	$ 27,417	$ 34,279
Weighted average coupon rate of loans		13.50%	13.40%	9.80%
Loans weighted average maturity in years		2 years 3 months 18 days	2 years 6 months	1 year 3 months 18 days
Fair Value | Securitized loans
Financing Receivable, Recorded Investment [Line Items]
Unpaid Principal Balance			$ 0	$ 72,511
Carrying Value			$ 0	$ 45,423
CLNY Contributed Portfolio | Discontinued Operations, Disposed of by Means Other than Sale
Financing Receivable, Recorded Investment [Line Items]
Loans, deconsolidated	$ 1,287,994